Subsequent Events	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Subsequent Events
19. Subsequent Events
The Board resolved on February 23, 2022, to grant 8,350,900 incentive subscription rights to certain employees and individual contractors. The grant was made under the Company’s 2021 Subscription Rights Incentive Plan. The exercise price of the subscription rights is NOK 2.08 per share. The grants vest by 25% per year and expire on May 15, 2026. Following the grants, there were 80,107,297 subscription rights outstanding.
The Board resolved on March 1, 2022, to issue 1,765,791 Ordinary Shares at NOK 1.70 per share to employees participating in the Company’s ESPP.
On March 4, 2022, the Board resolved to issue in total 394,409 Ordinary Shares at a price NOK 0.48 per share to individuals who recently had exercised vested subscription rights. Following this share issuance, there were 1,012,548,654 Ordinary Shares issued and outstanding.
As of the date of these Consolidated Financial Statements, the Company has not been affected by the outbreak of war between Russia and Ukraine and the sanctions imposed by the Unites States and EU. The Company’s business, operational performance, and financial position may be adversely affected by the ongoing conflict or related future events.